UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund:  BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/22	$2,750	$2,774,475
4.75%, 1/01/25	2,200	2,146,958

		4,921,433
Alaska — 0.8%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	400	420,500
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,099,910
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,442,244

		2,962,654
Arizona — 1.3%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,300	1,344,408
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,967,759
5.00%, 10/01/29	400	435,812

		4,747,979
California — 19.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC):
5.40%, 10/01/24	10,185	10,989,717
5.45%, 10/01/25	3,700	3,981,015
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,944,800
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/37 (a)	2,400	773,376
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	636,625
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,433,076
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, St. Joseph’s Health System, Series A, 5.00%, 7/01/37	$1,090	$1,181,244
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,602,204
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,575,078
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	952,093
County of Orange California Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	1,500	1,641,420
5.00%, 2/01/31	900	976,545
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,612,284
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,300	1,437,033
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	2,500	1,471,775
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (a)	3,750	1,396,725
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/38 (a)	5,000	1,650,900
San Diego California Unified School District, GO, CAB, Election of 2008 (a):
Series C, 0.00%, 7/01/38	1,600	520,608
Series G, 0.00%, 7/01/34	650	239,187
Series G, 0.00%, 7/01/35	690	238,243
Series G, 0.00%, 7/01/36	1,035	335,340
Series G, 0.00%, 7/01/37	690	210,043

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego California Unified School District, GO, Refunding, CAB (a):
Series R-1, 0.00%, 7/01/30	$5,000	$2,572,150
Election of 2008, Series R-1, 0.00%, 7/01/31	1,280	623,219
San Diego Community College District California, GO, CAB, Election of 2006 (a):
0.00%, 8/01/31	2,145	935,971
0.01%, 8/01/32	2,680	1,087,624
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	772,919
5.00%, 8/01/38	600	655,836
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 9/01/30 (a)	12,740	7,031,206
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	2,500	2,724,825
5.00%, 10/01/41	1,000	1,089,010
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,000	1,087,430
State of California Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	710	774,596
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (a)	5,500	2,022,680
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,583,060

		68,759,857
Colorado — 1.7%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,190,140
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	3,465	3,723,212

		5,913,352
District of Columbia — 1.6%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,480	5,612,013
Municipal Bonds	Par (000)	Value
Florida — 9.8%
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	$850	$953,828
County of Collier Florida School Board, COP, (AGM), 5.00%, 2/15/16 (c)	3,000	3,216,810
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,625	2,852,482
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,697,167
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,496,107
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,110,576
5.38%, 10/01/32	3,160	3,441,398
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,592,570
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	190	202,949
Miami International Airport, Series A (AGC), 5.00%, 10/01/40	3,900	3,990,246
County of Miami-Dade Florida Seaport, RB:
Series A, 6.00%, 10/01/38	2,025	2,321,399
Series B, AMT, 6.00%, 10/01/30	640	752,966
Series B, AMT, 6.25%, 10/01/38	415	484,998
Series B, AMT, 6.00%, 10/01/42	660	753,892
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,000	2,262,560
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	291,858
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,248,800
5.38%, 10/01/29	1,050	1,198,039

2	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	$1,000	$1,091,550

		34,960,195
Georgia — 3.2%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,235,606
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	10,196,946

		11,432,552
Illinois — 23.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,110	5,749,874
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,460	1,466,263
City of Chicago Illinois, GO, Refunding, Series A:
5.25%, 1/01/33	2,700	2,811,834
5.00%, 1/01/34	5,750	5,862,297
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	400	409,824
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	3,425	3,558,095
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,200	1,243,068
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,065	1,123,884
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	550	585,030
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	969,975
Sales Tax Receipts, 5.25%, 12/01/36	595	647,354
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	285	306,062
Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	$330	$353,232
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	650	726,355
6.00%, 8/15/41	1,000	1,134,080
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,140	2,142,290
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,074,550
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	17,620	18,415,367
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 1/01/33	9,145	10,030,145
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Explosion Project, Series A (NPFGC) (a):
0.00%, 12/15/26	5,000	3,031,500
0.00%, 12/15/33	9,950	3,954,727
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (a)	3,450	755,343
4.25%, 6/15/42	3,040	2,989,506
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	785,646
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	7,290	8,506,409
State of Illinois, GO:
5.25%, 2/01/33	830	865,300
5.50%, 7/01/33	820	875,924
5.25%, 2/01/34	830	864,661
5.50%, 7/01/38	445	471,335

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$905	$980,694

		82,690,624
Indiana — 1.5%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,220,296
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	890	922,022
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	515	532,191
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	600	665,532
5.50%, 1/01/38	1,825	2,028,122

		5,368,163
Iowa — 3.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	5,725	6,506,520
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,865	3,065,005
5.70%, 12/01/27	1,300	1,388,283
5.80%, 12/01/29	880	934,912
5.85%, 12/01/30	915	970,248

		12,864,968
Louisiana — 0.9%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/34	310	334,378
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	1,420	1,544,946
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	$1,250	$1,410,913

		3,290,237
Massachusetts — 4.2%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,150	1,181,775
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A:
Senior, 5.00%, 5/15/43	1,280	1,427,200
(AGM), 5.00%, 8/15/15 (c)	8,855	9,299,698
(AGM), 5.00%, 8/15/15 (c)	230	241,551
(AGM), 5.00%, 8/15/30	85	88,732
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,961,198

		15,200,154
Michigan — 2.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB:
2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,624,975
Senior Lien, Series B (AGM), 7.50%, 7/01/33	500	547,190
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/36	400	408,780
7.00%, 7/01/36	200	215,072
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,974,006
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	160,521
Series I-A, 5.38%, 10/15/41	700	773,059
Series II-A (AGM), 5.25%, 10/15/36	900	988,074
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	880	928,849

4	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Western Michigan University, Refunding RB, General (AGM), 5.00%, 11/15/39	$380	$411,057

		9,031,583
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,941,650
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	750	802,950
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/32	5,000	5,363,700

		6,166,650
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	987,164
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	500	538,725
(AGM), 5.25%, 7/01/39	3,800	4,105,938
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	75	75,448

		5,707,275
New Jersey — 8.8%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,158,219
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,882,914
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	1,975	2,402,113
School Facilities Construction (AGC), 6.00%, 12/15/34	25	28,968
The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	685	733,395
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	895	949,461
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	$600	$670,272
5.75%, 12/01/27	3,870	4,363,309
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,230	1,239,262
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 0.00%, 12/15/29 (a)	4,360	2,154,058
Series A, 5.50%, 6/15/41	2,000	2,215,320
Series AA, 5.25%, 6/15/33	1,460	1,620,439
Series AA, 5.50%, 6/15/39	1,150	1,271,383
Series B, 5.00%, 6/15/42	2,500	2,625,800

		31,314,913
New York — 5.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,425	1,582,819
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,600	1,830,608
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	3,147,622
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,686,712
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/28	1,500	1,670,235
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	700	796,341
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	4,000	4,769,560
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,391,136

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York HFA, RB, Affordable M/F Housing, Series B, AMT, 5.30%, 11/01/37	$2,500	$2,565,750

		19,440,783
Ohio — 1.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	634,113
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 2/15/37 (a)	10,000	3,611,600

		4,245,713
Pennsylvania — 1.3%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,000	2,126,340
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	681,951
Series C, 5.50%, 12/01/33	555	637,462
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	575	668,397
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	437,728

		4,551,878
South Carolina — 6.9%
Charleston Educational Excellence Finance Corp., RB, (AGC) (c):
5.25%, 12/01/15	3,120	3,330,038
5.25%, 12/01/15	2,765	2,951,140
5.25%, 12/01/15	1,010	1,077,993
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	132,101
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,328,950
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	8,725	9,660,145
Series E, 5.50%, 12/01/53	745	822,905
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper: Series A, 5.50%, 1/01/38	1,000	1,127,360
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper (concluded): Series B, 5.00%, 12/01/38	$2,080	$2,265,952

		24,696,584
Tennessee — 2.2%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,730	1,955,384
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,841,450

		7,796,834
Texas — 12.6%
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,465,526
5.38%, 11/15/38	1,350	1,525,784
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	575	633,058
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	2,130	753,530
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	841,635
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,063,954
Series D, 5.00%, 11/01/42	1,500	1,563,765
Series H, 5.00%, 11/01/32	3,000	3,173,460
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,105,484
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,897,776

6	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
New Hope Cultural Education Facilities Corp., HRB, Collegiate Housing College Station, Texas A&M University Project, Series A (AGM), 5.00%, 4/01/46	$120	$127,452
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A, 6.00%, 1/01/28	2,795	3,274,343
Series A (NPFGC), 5.75%, 1/01/40	1,600	1,788,176
Series K-1 (AGC), 5.75%, 1/01/38	3,800	4,328,656
Series K-2 (AGC), 6.00%, 1/01/38	4,015	4,626,284
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
0.00%, 9/15/35	4,990	1,852,388
0.00%, 9/15/36	11,525	4,030,638
0.00%, 9/15/37	8,245	2,717,964
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,190	1,261,733
5.00%, 12/15/32	1,000	1,050,170
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	3,750	3,976,462

		45,058,238
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,600	1,758,208
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	553,261
5.25%, 10/01/39	625	670,118

		2,981,587
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,483,364
Total Municipal Bonds — 118.5%		424,141,233
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Arizona — 0.8%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	$1,200	$1,350,996
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,648,395

		2,999,391
California — 2.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	1,999	2,184,206
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	2,810	3,113,789
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,763,525
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	465,148
University of California, RB, Series O, 5.75%, 5/15/34	840	983,419

		9,510,087
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (e)	900	1,024,772
5.00%, 2/01/41	7,001	7,427,518

		8,452,290
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	1,005	1,181,240
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (e)	1,780	2,046,798

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	$2,530	$2,824,087

		6,052,125
Florida — 11.4%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (e)	4,000	4,371,480
5.00%, 10/01/37	7,500	8,149,125
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,480	4,860,397
County of Miami-Dade Florida School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,813,400
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	4,621	5,032,260
County of Orange Florida School Board, COP, Series A:
(NPFGC), 5.00%, 8/01/31	2,000	2,121,920
(AGC), 5.50%, 8/01/34	3,544	3,922,935
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (e)	1,349	1,488,138

		40,759,655
Illinois — 3.2%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	2,000	2,075,880
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	270	284,527
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (e)	4,399	4,865,582
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	1,880	2,084,067
Series A, 5.00%, 1/01/38	2,138	2,325,080

		11,635,136
Louisiana — 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,716,440
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Michigan — 2.2%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	$7,550	$8,060,003
Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (e)	3,778	4,374,995
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	1,829	2,147,301
5.50%, 7/01/29	4,499	5,271,770

		11,794,066
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	1,840	2,001,535
New York — 3.8%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,441,501
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	5,680	6,171,618
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,665	1,886,762
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	2,500	2,585,950
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	1,300	1,468,012

		13,553,843
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	580	648,457

8	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (e)	$1,275	$1,437,384
Texas — 1.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,388,518
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (e)	1,600	1,754,784

		4,143,302
Utah — 1.5%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,550,400
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	388,483
Washington — 1.2%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	4,004	4,408,218
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,980	2,129,529
Series C, 5.25%, 4/01/39 (e)	1,430	1,524,263

		3,653,792
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 39.3%		140,764,607
Total Long-Term Investments (Cost — $517,249,282) — 157.8%		564,905,840
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	5,381,887	$5,381,887
Total Short-Term Securities (Cost — $5,381,887) — 1.5%		5,381,887
Total Investments (Cost — $522,631,169*) — 159.3%		570,287,727
Other Assets Less Liabilities — 1.0%		3,498,175
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.5%)		(73,400,331)
VRDP Shares, at Liquidation Value — (39.8%)		(142,500,000)

Net Assets Applicable to Common Shares — 100.0%		$357,885,571

* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$450,503,907

Gross unrealized appreciation		$48,466,178
Gross unrealized depreciation		(2,061,323)

Net unrealized appreciation		$46,404,855

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $14,921,824.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	3,108,476	2,273,411	5,381,887	$374

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
Syncora	Syncora Guarantee
S/F	Single-Family

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(219)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$27,289,453	$21,396

10	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$564,905,840	—	$564,905,840
Short-Term Securities	$5,381,887	—	—	5,381,887

Total	$5,381,887	$564,905,840	—	$570,287,727

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$21,396	—	—	$21,396

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$120,872	—	—	$120,872
Cash pledged for financial futures contracts	299,000	—	—	299,000
Liabilities:
TOB trust certificates	—	$(73,378,965)	—	(73,378,965)
VRDP Shares	—	(142,500,000)	—	(142,500,000)

Total	$419,872	$(215,878,965)	—	$(215,459,093)

There were no transfers between levels during the period ended July 31, 2014.

12	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 25, 2014